Summary of Significant Accounting Policies - Property and equipment, net (Details)	Dec. 31, 2023
Electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Furniture and fixture
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Transportation vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	4 years